Business segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reporting Segment [Line Items]
Interest income	$ 258,490	$ 226,079	$ 245,898
Interest expense	(148,747)	(106,264)	(90,689)
Inter-segment net interest income	0	0	0
Net interest income	109,743	119,815	155,209
Other income (expense), net	17,846	18,498	12,765
Total income	127,589	138,313	167,974
Impairment loss on financial assets	57,515	9,439	35,115
Impairment loss on non-financial assets	(5,967)	0	0
Operating expenses	(48,918)	(46,875)	(45,814)
Segment profit (loss) for the year	11,138	81,999	87,045
Segment Assets	7,609,185	6,267,747	7,180,783
Segment Liabilities	6,615,595	5,224,935	6,169,469
Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss) for the year	15,189	81,999	87,045
Segment Assets	7,584,173	6,243,464	7,158,308
Segment Liabilities	6,601,980	5,204,384	6,151,117
Commercial [Member]
Disclosure of Reporting Segment [Line Items]
Interest income	239,976	213,326	236,392
Interest expense	0	0	0
Inter-segment net interest income	(130,195)	(92,745)	(96,017)
Net interest income	109,781	120,581	140,375
Other income (expense), net	18,002	18,926	16,333
Total income	127,783	139,507	156,708
Impairment loss on financial assets	(57,621)	(9,928)	(35,112)
Impairment loss on non-financial assets	(5,967)	0	0
Operating expenses	(37,436)	(35,916)	(34,599)
Commercial [Member] | Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss) for the year	26,759	93,663	86,997
Segment Assets	5,726,977	5,470,947	5,969,902
Segment Liabilities	12,985	13,214	25,163
Treasury [Member]
Disclosure of Reporting Segment [Line Items]
Interest income	18,514	12,753	9,506
Interest expense	(148,747)	(106,264)	(90,689)
Inter-segment net interest income	130,195	92,745	96,017
Net interest income	(38)	(766)	14,834
Other income (expense), net	(156)	(428)	(3,568)
Total income	(194)	(1,194)	11,266
Impairment loss on financial assets	106	489	(3)
Impairment loss on non-financial assets	0	0	0
Operating expenses	(11,482)	(10,959)	(11,215)
Treasury [Member] | Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss) for the year	(11,570)	(11,664)	47
Segment Assets	1,857,196	772,517	1,188,406
Segment Liabilities	$ 6,588,995	$ 5,191,170	$ 6,125,954